Financing Arrangements (Tables)	12 Months Ended
Apr. 29, 2011
Financing Arrangements Tables [Abstract]
Schedule of Debt Instruments [Text Block]
		April 29, 2011			April 30, 2010
(in millions, except interest rates)	Maturity by Fiscal Year	Payable	Average Interest Rate	Effective Interest Rate	Payable	Average Interest Rate	Effective Interest Rate
Short-Term Borrowings:
Commercial paper	2012	$1,500	0.22%	-	$-	-	-
Capital lease obligations	2012	2	7.47%	-	-	-	-
Bank borrowings	2011-2013	222	1.25%	-	65	1.20%	-
Five-year senior convertible notes	2011	-	-	-	2,200	1.50%	5.97%
Five-year 2005 senior notes	2011	-	-	-	400	4.38%	4.43%
Debt discount	2011-2012	(1)	-	-	(90)	-	-
Total Short-Term Borrowings		$1,723			$2,575

Long-Term Debt:
Contingent convertible debentures	2012-2022	$15	1.25%	-	$15	1.25%	-
Seven-year senior convertible notes	2013	2,200	1.63%	6.03%	2,200	1.63%	6.03%
Five-year 2009 senior notes	2014	550	4.50%	4.50%	550	4.50%	4.50%
Five-year 2010 senior notes	2015	1,250	3.00%	3.00%	1,250	3.00%	3.00%
Ten-year 2005 senior notes	2016	600	4.75%	4.76%	600	4.75%	4.76%
Five-year 2011 senior notes	2016	500	2.63%	2.72%	-	-	-
Ten-year 2009 senior notes	2019	400	5.60%	5.61%	400	5.60%	5.61%
Ten-year 2010 senior notes	2020	1,250	4.45%	4.47%	1,250	4.45%	4.47%
Ten-year 2011 senior notes	2021	500	4.13%	4.19%	-	-	-
Thirty-year 2009 senior notes	2039	300	6.50%	6.52%	300	6.50%	6.52%
Thirty-year 2010 senior notes	2040	500	5.55%	5.56%	500	5.55%	5.56%
Interest rate swaps	2013-2021	110	-	-	33	-	-
Gains from interest rate swap terminations	2011-2016	68	-	-	41	-	-
Capital lease obligations	2013-2025	32	6.28%	-	18	4.21%	-
Bank borrowings	2013	14	5.60%	-	46	5.60%	-
Debt discount	2011-2013	(177)	-	-	(259)	-	-
Total Long-Term Debt		$8,112			$6,944

Convertible Debt [Text Block]
	2013 Senior Convertible Notes		2011 Senior Convertible Notes
(in millions)	April 29,	April 30,	April 29,	April 30,
	2011	2010	2011	2010
Carrying amount of the equity component	$547	$547	$-	$420

Principal amount of the Senior Convertible Notes	$2,200	$2,200	$-	$2,200
Unamortized discount	(177)	(259)	-	(90)
Net carrying amount of the debt component	$2,023	$1,941	$-	$2,110

As of April 29, 2011, the unamortized balance of the debt discount for the 2013 Senior Convertible Notes will be amortized over the remaining life of such debt, which is approximately two years for the 2013 Senior Convertible Notes. The 2011 Senior Convertible Notes were repaid in April 2011. The following table provides interest expense amounts related to the Senior Convertible Notes:

	2013 Senior Convertible Notes		2011 Senior Convertible Notes
	2011	2010	2011	2010
Interest cost related to contractual interest coupon	$36	$36	$32	$34
Interest cost related to amortization of the discount	82	79	90	90

Schedule of Debt Maturities [Text Block]
(in millions)
Fiscal Year	Obligation
2012	$34
2013	2,216
2014	552
2015	1,252
2016	1,102
Thereafter	2,974
Total long-term debt	8,130
Less: Current portion of long-term debt	34
Long-term portion of long-term debt	$8,096